Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets [Abstract]
Schedule of Other Assets	OTHER ASSETS
	June 30,	December 31,
(in thousands)	2023	2022

Restricted cash	$291	$299
Long-term prepaid expenses	485	113
Right-of-Use assets, net	4,734	5,025
	$5,510	$5,437